UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

American Mutual Fund

[photo of wildflowers on a California hillside]

Semi-annual report for the six months ended April 30, 2006

American Mutual Fund® strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+3.62%	+5.66%	+8.82%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20-23 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 2.20%, which reflects a fee waiver (2.18% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 1.75%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3. Please see the inside back cover for important information about other share classes.

Fellow shareholders:
[photo of wildflowers on a California hillside]

Despite rising interest rates and energy prices, American Mutual Fund posted a total return of 9.0% for the six months ended April 30, 2006. By contrast, the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, produced a total return of 9.6%. For the past 12 months, AMF’s total return was 13.5% compared with 15.4% for the S&P 500.

Investors received income dividends totaling 27 cents a share and a capital gain distribution of $1.01 during the past six months. In March, the fund increased its quarterly dividend to 14 cents a share from 13 cents, the second dividend increase in the past 12 months. AMF’s total return assumes reinvestment of all income dividends and the capital gain distribution.

Economic review

Economic growth continued strong in the recent period. Gross domestic product rose at an annual rate of 5.3% in the first quarter of the 2006 calendar year. Consumer spending increased 5.2%. Business investment increased at a 9.3% rate. Corporate profits remained strong.

The Federal Reserve raised the federal funds rate to 5.0% on May 10. It was the Fed’s 16th consecutive increase from its extremely low level of 1% in June 2004. The Fed indicated that its next move will depend on its assessment of incoming economic data and the ability of systemwide productivity to offset inflationary forces. To date, core inflation, which excludes energy and food prices, has so far continued to remain relatively contained.

Portfolio review

Since its beginning more than 56 years ago, American Mutual Fund has sought the balanced pursuit of three objectives: current income, growth of capital and conservation of principal. It seeks to achieve this by investing in established, well-managed companies that have a history of growing revenues and profits.

Our largest industry holdings are concentrated in such sectors as financials, industrials, consumer discretionary, health care and energy. Our holdings in industrials, financials and energy helped the fund’s results the most in the recent six-month period. Industries that detracted from results included automobiles, multiline retail and computer software.

Among our largest individual holdings, Norfolk Southern (+34.3%) and Marathon Oil (+31.9%) made major contributions spurred by the strong economy. BellSouth (+29.8%) benefited from its pending acquisition by the new AT&T, also an AMF holding. Abbott Laboratories (-0.7%) and IBM (+0.6%) lagged. While the stock price gains of many large blue chip companies continued to trail those of smaller company shares in recent years, we have growing confidence that the larger, high-quality companies in which we invest will provide above-average returns over the next several years.

Going forward

The fund’s portfolio has 85% of total assets in common stocks, with the remaining 15% in short-term fixed-income securities. We continue to believe that average annual total returns from common stocks will not exceed high single digits over the next handful of years and that investors should not expect the stock market to regularly produce such strong results as those of the past six months.

We welcome our new shareholders and thank our long-term investors for their support.

Cordially,

/s/ James K Dunton
James K. Dunton
Vice Chairman of the Board

/s/ J. Dale Harvey
J. Dale Harvey
President
June 8, 2006

For current information about the fund, visit americanfunds.com.

Other share class results unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices  and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006
(the most recent calendar quarter):
	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+4.05%	+5.75%	+7.78%
Not reflecting CDSC	+9.05%	+6.07%	+7.78%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+8.01%	+5.96%	+5.99%
Not reflecting CDSC	+9.01%	+5.96%	+5.99%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+9.85%	+6.76%	+6.78%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+3.49%	—	+5.89%
Not reflecting maximum sales charge	+9.79%	—	+7.43%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+3.91%	—	+6.09%
Not reflecting CDSC	+8.91%	—	+6.49%

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+7.93%	—	+6.26%
Not reflecting CDSC	+8.93%	—	+6.26%

Class 529-E shares*†— first sold 3/7/02	+9.48%	—	+5.39%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+10.00%	—	+12.17%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20-23 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, April 30, 2006                                          unaudited

[begin pie chart]
Industry sector diversification	Percent of net assets
Financials	15.88%
Industrials	12.96
Consumer discretionary	10.95
Health care	7.61
Energy	7.53
Bonds & notes	0.23
Convertible securities	0.21
Other industries	29.54
Short-term securities & other assets less liabilities	15.09
[end pie chart]

		Market	Percent
		value	of net
Common stocks - 84.47%	Shares	(000)	assets

Energy - 7.53%
Chevron Corp.	3,371,177	$205,709	1.15%
ConocoPhillips	3,203,178	214,293	1.20
Exxon Mobil Corp.	3,520,000	222,041	1.25
Marathon Oil Corp.	4,000,000	317,440	1.78
Other securities		383,881	2.15
		1,343,364	7.53

Materials - 4.39%
E.I. du Pont de Nemours and Co.	2,400,000	105,840.59
MeadWestvaco Corp.	4,588,000	130,804.73
Other securities		547,548	3.07
		784,192	4.39

Industrials - 12.96%
Avery Dennison Corp.	2,825,000	176,563.99
General Electric Co.	12,500,000	432,375	2.42
Norfolk Southern Corp.	5,082,000	274,428	1.54
R.R. Donnelley & Sons Co.	4,004,000	134,895.76
Tyco International Ltd.	6,031,200	158,922.89
United Technologies Corp.	3,400,000	213,554	1.20
Other securities		922,866	5.16
		2,313,603	12.96

Consumer discretionary - 10.95%
Clear Channel Communications, Inc.	4,500,000	128,385.72
Johnson Controls, Inc.	3,145,600	256,524	1.44
Leggett & Platt, Inc.	5,945,000	157,721.88
Lowe's Companies, Inc.	2,490,800	157,045.88
Target Corp.	2,787,000	147,990.83
TJX Companies, Inc.	6,850,000	165,290.93
Other securities		942,112	5.27
		1,955,067	10.95

Consumer staples - 5.05%
Coca-Cola Co.	3,800,000	159,448.89
H.J. Heinz Co.	3,523,700	146,269.82
PepsiCo, Inc.	2,370,000	138,029.77
Wal-Mart Stores, Inc.	2,400,000	108,072.61
Other securities		348,973	1.96
		900,791	5.05

Health care - 7.61%
Abbott Laboratories	6,300,000	269,262	1.51
Bristol-Myers Squibb Co.	8,532,200	216,547	1.21
Eli Lilly and Co.	4,330,000	229,144	1.28
Merck & Co., Inc.	4,750,000	163,495.92
Wyeth	3,598,000	175,115.98
Other securities		304,867	1.71
		1,358,430	7.61

Financials - 15.88%
American International Group, Inc.	2,829,000	184,592	1.03
Bank of America Corp.	4,832,812	241,254	1.35
Citigroup Inc.	7,910,000	395,105	2.21
Fannie Mae	5,135,000	259,831	1.46
Freddie Mac	3,150,000	192,339	1.08
J.P. Morgan Chase & Co.	5,446,000	247,139	1.38
St. Paul Travelers Companies, Inc.	3,650,000	160,710.90
UnumProvident Corp.	6,400,000	129,984.73
Washington Mutual, Inc.	3,550,000	159,963.90
Wells Fargo & Co.	1,668,750	114,626.64
Other securities		748,410	4.20
		2,833,953	15.88

Information technology - 6.99%
Hewlett-Packard Co.	6,600,000	214,302	1.20
International Business Machines Corp.	4,035,000	332,242	1.86
Microchip Technology Inc.	4,944,625	184,237	1.03
Microsoft Corp.	7,150,000	172,672.97
Other securities		345,123	1.93
		1,248,576	6.99

Telecommunication services - 4.95%
AT&T Inc.	10,505,676	275,354	1.54
BellSouth Corp.	10,000,000	337,800	1.89
Other securities		270,100	1.52
		883,254	4.95

Utilities - 5.90%
Duke Energy Corp.	4,800,000	139,776.78
Exelon Corp.	2,548,400	137,614.77
Other securities		776,252	4.35
		1,053,642	5.90

Miscellaneous - 2.26%
Other common stocks in initial period of acquisition		402,990	2.26

Total common stocks (cost: $11,766,501,000)		15,077,862	84.47

Convertible securities - 0.21%

Consumer discretionary - 0.12%
Other securities		21,104.12

Financials - 0.09%
Other securities		15,442.09

Total convertible securities (cost: $57,313,000)		36,546.21

	Principal
	amount
Bonds & notes - 0.23%	(000)

Utilities - 0.06%
Other securities		9,954.06

Mortgage-backed obligations - 0.03%
Fannie Mae 6.00% 2017 (1)	$5,984	6,061.03

U.S. government & government agency bonds & notes - 0.14%
Fannie Mae 5.00% 2007	25,000	24,955.14

Total bonds & notes (cost: $40,903,000)		40,970.23

Short-term securities - 15.43%

Abbott Laboratories Inc. 4.75% due 5/11/2006 (2)	50,000	49,927.28
Atlantic Industries 4.54%-4.86% due 5/5-6/19/2006 (2)	106,700	106,174
Coca-Cola Co. 4.62% due 5/26/2006	50,000	49,834.87
Bank of America Corp. 4.685%-4.91% due 5/25-6/7/2006	125,200	124,628.70
CAFCO, LLC 4.61% due 5/16/2006 (2)	25,800	25,746.14
Chevron Funding Corp. 4.64% due 5/4/2006	10,100	10,095.06
Concentrate Manufacturing Co. of Ireland 4.73% due 5/2-5/4/2006 (2)	56,800	56,773.32
DuPont (E.I.) de Nemours & Co. 4.63%-4.71% due 5/4-5/10/2006 (2)	75,000	74,922.42
Edison Asset Securitization LLC 4.77%-4.80% due 6/8-6/9/2006 (2)	84,000	83,568
General Electric Capital Services, Inc. 4.63% due 5/1/2006	50,000	49,994.75
Fannie Mae 4.57%-4.69% due 5/8-6/14/2006	106,000	105,691.59
Federal Home Loan Bank 4.54%-4.81% due 5/17-6/23/2006	209,300	208,345	1.17
Freddie Mac 4.37%-4.67% due 5/9-5/25/2006	186,485	186,055	1.04
IBM Capital Inc. 4.82% due 5/24/2006 (2)	50,000	49,839.28
International Lease Finance Corp. 4.71% due 5/1-5/22/2006	78,896	78,777.44
Park Avenue Receivables Co., LLC 4.76% due 5/2/2006 (2)	25,000	24,993
Preferred Receivables Funding Corp. 4.72%-4.75% due 5/3-5/18/2006 (2)	105,000	104,812.73
Procter & Gamble Co. 4.71%-4.73% due 5/2-5/3/2006 (2)	150,000	149,948.84
Wal-Mart Stores Inc. 4.71%-4.85% due 5/9-6/20/2006 (2)	136,500	135,763.76
Wells Fargo Bank, N.A. 4.76%-4.92% due 5/10-6/29/2006	163,000	162,991.91
Other securities		914,925	5.13

Total short-term securities (cost: $2,753,897,000)		2,753,800	15.43

Total investment securities (cost: $14,618,614,000)		17,909,178	100.34
Other assets less liabilities		(60,003)	(0.34)

Net assets		$17,849,175	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,257,924,000, which represented 7.05% of the net assets of the fund.

See Notes to Financial Statements

Financial statements
Statement of assets and liabilities		unaudited
at April 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $14,618,614)		$17,909,178
Cash		130
Receivables for:
Sales of investments	20,913
Sales of fund's shares	23,283
Dividends and interest	29,254	73,450
		17,982,758
Liabilities:
Payables for:
Purchases of investments	101,998
Repurchases of fund's shares	18,186
Investment advisory services	3,464
Services provided by affiliates	7,950
Deferred directors' compensation	1,954
Other fees and expenses	31	133,583
Net assets at April 30, 2006		$17,849,175

Net assets consist of:
Capital paid in on shares of capital stock		$14,298,396
Undistributed net investment income		108,751
Undistributed net realized gain		151,464
Net unrealized appreciation		3,290,564
Net assets at April 30, 2006		$17,849,175

Total authorized capital stock - 750,000 shares, $0.001 par value (648,036 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$15,075,873	546,912	$27.57
Class B	651,698	23,800	27.38
Class C	737,439	26,978	27.34
Class F	466,685	16,971	27.50
Class 529-A	182,621	6,633	27.53
Class 529-B	36,608	1,334	27.45
Class 529-C	55,668	2,028	27.45
Class 529-E	9,937	362	27.47
Class 529-F	4,802	174	27.56
Class R-1	14,471	528	27.41
Class R-2	118,794	4,339	27.38
Class R-3	205,381	7,484	27.44
Class R-4	53,533	1,945	27.52
Class R-5	235,665	8,548	27.57
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $29.25 and $29.21, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $169)	$192,339
Interest	64,612	$256,951

Fees and expenses:(*)
Investment advisory services	22,478
Distribution services	25,030
Transfer agent services	5,719
Administrative services	1,679
Reports to shareholders	274
Registration statement and prospectus	402
Postage, stationery and supplies	660
Directors' compensation	286
Auditing and legal	36
Custodian	43
State and local taxes	141
Other	102
Total fees and expenses before reimbursements/waivers	56,850
Less reimbursement/waiver of fees and expenses:
Investment advisory services	2,248
Administrative services	94
Total fees and expenses after reimbursements/waivers		54,508
Net investment income		202,443

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments	221,611
Net unrealized appreciation on investments	1,036,834
Net realized gain and unrealized appreciation on investments		1,258,445
Net increase in net assets resulting from operations		$1,460,888

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30,	October 31,
	2006*	2005
Operations:
Net investment income	$202,443	$305,807
Net realized gain on investments	221,611	590,061
Net unrealized appreciation on investments	1,036,834	200,291
Net increase in net assets resulting from operations	1,460,888	1,096,159

Dividends and distributions paid to shareholders:
Dividends from net investment income	(164,055)	(269,575)
Distributions from net realized gain on investments	(624,433)	(27,858)
Total dividends and distributions paid to shareholders	(788,488)	(297,433)

Capital share transactions	856,947	1,708,978

Total increase in net assets	1,529,347	2,507,704

Net assets:
Beginning of period	16,319,828	13,812,124
End of period (including undistributed net investment income:
$108,751 and $70,363, respectively)	$17,849,175	$16,319,828

*Unaudited

See Notes to Financial Statements

Notes to financial statements     unaudited

1.	Organization and significant accounting policies

Organization - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Taxation - Dividend income is recorded net of non-U.S. taxes paid.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of April 30, 2006, the cost of investment securities for federal income tax purposes was $14,623,691,000.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed net investment income	$110,681
Accumulated short-term capital losses	(6,895)
Undistributed long-term capital gains	164,182
Gross unrealized appreciation on investment securities	3,603,638
Gross unrealized depreciation on investment securities	(318,151)
Net unrealized appreciation on investment securities	3,285,487

During the six months ended April 30, 2006, the fund realized, on a tax basis, a net capital gain of $219,979,000.

	Six months ended April 30, 2006			Year ended October 31, 2005
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$144,295	$528,869	$673,164	$241,884	$24,216	$266,100
Class B	3,824	22,893	26,717	5,905	1,015	6,920
Class C	4,156	25,852	30,008	5,998	1,035	7,033
Class F	4,443	16,578	21,021	6,839	672	7,511
Class 529-A	1,617	5,968	7,585	2,192	204	2,396
Class 529-B	188	1,235	1,423	253	50	303
Class 529-C	290	1,884	2,174	368	68	436
Class 529-E	74	326	400	97	11	108
Class 529-F	39	120	159	41	4	45
Class R-1	76	463	539	110	21	131
Class R-2	634	3,907	4,541	853	133	986
Class R-3	1,553	6,962	8,515	2,193	230	2,423
Class R-4	483	1,773	2,256	686	75	761
Class R-5	2,383	7,603	9,986	2,156	124	2,280
Total	$164,055	$624,433	$788,488	$269,575	$27,858	$297,433

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.225% on such assets in excess of $21 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2006, total investment advisory services fees waived by CRMC were $2,248,000. As a result, the fee shown on the accompanying financial statements of $22,478,000, which was equivalent to an annualized rate of 0.263%, was reduced to $20,230,000, or 0.237% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2006, the total administrative services fees paid by CRMC were $99 and $94,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$16,222	$5,438	Not applicable	Not applicable	Not applicable
Class B	3,113	281	Not applicable	Not applicable	Not applicable
Class C	3,515	Included in administrative services	$443	$71	Not applicable
Class F	551		202	20	Not applicable
Class 529-A	161		67	10	$84
Class 529-B	170		14	7	17
Class 529-C	258		21	8	26
Class 529-E	23		4	1	4
Class 529-F	-		1	- *	2
Class R-1	66		9	3	Not applicable
Class R-2	406		80	239	Not applicable
Class R-3	483		144	55	Not applicable
Class R-4	62		37	3	Not applicable
Class R-5	Not applicable		106	1	Not applicable
Total	$25,030	$5,719	$1,128	$418	$133
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $286,000, shown on the accompanying financial statements, includes $146,000 in current fees (either paid in cash or deferred) and a net increase of $140,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2006
Class A	$921,246	34,088	$634,057	23,925	$(899,791)	(33,288)	$655,512	24,725
Class B	44,508	1,657	25,800	980	(37,484)	(1,395)	32,824	1,242
Class C	79,379	2,962	28,830	1,097	(64,449)	(2,404)	43,760	1,655
Class F	64,112	2,377	19,030	720	(68,051)	(2,527)	15,091	570
Class 529-A	24,845	920	7,583	286	(7,083)	(262)	25,345	944
Class 529-B	3,349	125	1,423	54	(1,347)	(50)	3,425	129
Class 529-C	7,633	284	2,174	82	(3,643)	(136)	6,164	230
Class 529-E	1,357	51	400	15	(402)	(15)	1,355	51
Class 529-F	1,884	70	159	6	(285)	(11)	1,758	65
Class R-1	3,064	114	538	21	(1,511)	(56)	2,091	79
Class R-2	24,525	914	4,535	173	(13,795)	(513)	15,265	574
Class R-3	34,426	1,282	8,506	322	(26,134)	(971)	16,798	633
Class R-4	19,240	715	2,256	85	(12,971)	(482)	8,525	318
Class R-5	41,682	1,538	8,818	333	(21,466)	(795)	29,034	1,076
Total net increase
(decrease)	$1,271,250	47,097	$744,109	28,099	$(1,158,412)	(42,905)	$856,947	32,291

Year ended October 31, 2005
Class A	$2,171,256	82,538	$244,730	9,271	$(1,304,528)	(49,512)	$1,111,458	42,297
Class B	113,209	4,336	6,605	252	(51,515)	(1,966)	68,299	2,622
Class C	219,038	8,394	6,527	249	(88,866)	(3,401)	136,699	5,242
Class F	166,663	6,353	6,693	254	(82,826)	(3,149)	90,530	3,458
Class 529-A	51,703	1,967	2,396	91	(8,069)	(307)	46,030	1,751
Class 529-B	6,724	256	303	11	(1,164)	(44)	5,863	223
Class 529-C	15,290	583	436	17	(3,281)	(125)	12,445	475
Class 529-E	2,615	99	108	4	(382)	(14)	2,341	89
Class 529-F	1,215	46	45	2	(278)	(10)	982	38
Class R-1	6,070	233	131	5	(4,993)	(193)	1,208	45
Class R-2	51,778	1,980	986	38	(21,790)	(832)	30,974	1,186
Class R-3	81,912	3,129	2,404	91	(22,970)	(872)	61,346	2,348
Class R-4	36,035	1,373	761	29	(30,094)	(1,154)	6,702	248
Class R-5	152,875	5,718	1,637	61	(20,411)	(768)	134,101	5,011
Total net increase
(decrease)	$3,076,383	117,005	$273,762	10,375	$(1,641,167)	(62,347)	$1,708,978	65,033

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,444,302,000 and $1,172,245,000, respectively, during the six months ended April 30, 2006.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 4/30/2006	(5)	$26.52	$.33	$2.00	$2.33	$(.27)	$(1.01)	$(1.28)	$27.57	9.00%	$15,076			.58%	(6)	.56%	(6)	2.45%	(6)
Year ended 10/31/2005		25.10	.54	1.41	1.95	(.48)	(.05)	(.53)	26.52	7.80	13,850			.58		.56		2.06
Year ended 10/31/2004		23.17	.48	2.00	2.48	(.46)	(.09)	(.55)	25.10	10.81	12,044			.60		.60		1.97
Year ended 10/31/2003		20.20	.49	3.31	3.80	(.52)	(.31)	(.83)	23.17	19.31	9,716			.62		.62		2.32
Year ended 10/31/2002		23.22	.49	(2.29)	(1.80)	(.57)	(.65)	(1.22)	20.20	(8.42)	7,782			.60		.60		2.15
Year ended 10/31/2001		24.36	.65	.19	.84	(.72)	(1.26)	(1.98)	23.22	3.71	8,399			.59		.59		2.68
Class B:
Six months ended 4/30/2006	(5)	26.36	.22	1.97	2.19	(.16)	(1.01)	(1.17)	27.38	8.52	652			1.38	(6)	1.35	(6)	1.66	(6)
Year ended 10/31/2005		24.94	.33	1.41	1.74	(.27)	(.05)	(.32)	26.36	7.00	595			1.38		1.36		1.26
Year ended 10/31/2004		23.04	.29	1.98	2.27	(.28)	(.09)	(.37)	24.94	9.92	497			1.39		1.39		1.18
Year ended 10/31/2003		20.11	.32	3.28	3.60	(.36)	(.31)	(.67)	23.04	18.32	315			1.41		1.41		1.49
Year ended 10/31/2002		23.13	.32	(2.28)	(1.96)	(.41)	(.65)	(1.06)	20.11	(9.11)	156			1.40		1.40		1.40
Year ended 10/31/2001		24.30	.44	.21	.65	(.56)	(1.26)	(1.82)	23.13	2.88	59			1.38		1.38		1.80
Class C:
Six months ended 4/30/2006	(5)	26.31	.21	1.99	2.20	(.16)	(1.01)	(1.17)	27.34	8.51	737			1.43	(6)	1.40	(6)	1.60	(6)
Year ended 10/31/2005		24.90	.31	1.41	1.72	(.26)	(.05)	(.31)	26.31	6.91	666			1.44		1.42		1.19
Year ended 10/31/2004		23.01	.27	1.97	2.24	(.26)	(.09)	(.35)	24.90	9.82	500			1.47		1.46		1.09
Year ended 10/31/2003		20.09	.30	3.28	3.58	(.35)	(.31)	(.66)	23.01	18.23	267			1.49		1.49		1.39
Year ended 10/31/2002		23.12	.30	(2.28)	(1.98)	(.40)	(.65)	(1.05)	20.09	(9.20)	107			1.48		1.48		1.34
Period from 3/15/2001 to 10/31/2001		23.48	.24	(.35)	(.11)	(.25)	-	(.25)	23.12	(.48)	28			1.48	(6)	1.48	(6)	1.64	(6)
Class F:
Six months ended 4/30/2006	(5)	26.46	.32	2.00	2.32	(.27)	(1.01)	(1.28)	27.50	8.97	467			.63	(6)	.60	(6)	2.41	(6)
Year ended 10/31/2005		25.04	.52	1.41	1.93	(.46)	(.05)	(.51)	26.46	7.71	434			.67		.65		1.97
Year ended 10/31/2004		23.12	.45	2.00	2.45	(.44)	(.09)	(.53)	25.04	10.70	324			.70		.70		1.86
Year ended 10/31/2003		20.17	.46	3.30	3.76	(.50)	(.31)	(.81)	23.12	19.14	172			.72		.72		2.14
Year ended 10/31/2002		23.20	.47	(2.30)	(1.83)	(.55)	(.65)	(1.20)	20.17	(8.57)	54			.75		.75		2.08
Period from 3/15/2001 to 10/31/2001		23.54	.34	(.35)	(.01)	(.33)	-	(.33)	23.20	(.05)	12			.76	(6)	.76	(6)	2.30	(6)
Class 529-A:
Six months ended 4/30/2006	(5)	26.50	.31	1.99	2.30	(.26)	(1.01)	(1.27)	27.53	8.89	183			.67	(6)	.64	(6)	2.35	(6)
Year ended 10/31/2005		25.07	.51	1.42	1.93	(.45)	(.05)	(.50)	26.50	7.71	151			.70		.68		1.93
Year ended 10/31/2004		23.15	.45	2.00	2.45	(.44)	(.09)	(.53)	25.07	10.70	99			.71		.71		1.85
Year ended 10/31/2003		20.20	.47	3.31	3.78	(.52)	(.31)	(.83)	23.15	19.19	51			.67		.67		2.22
Period from 2/19/2002 to 10/31/2002		23.31	.34	(3.07)	(2.73)	(.38)	-	(.38)	20.20	(11.88)	19			.70	(6)	.70	(6)	2.25	(6)
Class 529-B:
Six months ended 4/30/2006	(5)	26.42	.20	1.99	2.19	(.15)	(1.01)	(1.16)	27.45	8.47	36			1.50	(6)	1.48	(6)	1.52	(6)
Year ended 10/31/2005		25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.79	32			1.55		1.53		1.09
Year ended 10/31/2004		23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.72	24			1.59		1.59		.97
Year ended 10/31/2003		20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.07	14			1.61		1.61		1.27
Period from 2/19/2002 to 10/31/2002		23.31	.20	(3.06)	(2.86)	(.29)	-	(.29)	20.16	(12.40)	5			1.60	(6)	1.60	(6)	1.36	(6)
Class 529-C:
Six months ended 4/30/2006	(5)	26.42	.20	1.99	2.19	(.15)	(1.01)	(1.16)	27.45	8.47	56			1.49	(6)	1.46	(6)	1.53	(6)
Year ended 10/31/2005		25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.82	48			1.54		1.52		1.10
Year ended 10/31/2004		23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.74	33			1.58		1.58		.98
Year ended 10/31/2003		20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.09	16			1.60		1.60		1.28
Period from 2/20/2002 to 10/31/2002		23.54	.21	(3.30)	(3.09)	(.29)	-	(.29)	20.16	(13.25)	6			1.59	(6)	1.59	(6)	1.38	(6)
Class 529-E:
Six months ended 4/30/2006	(5)	26.44	.27	1.99	2.26	(.22)	(1.01)	(1.23)	27.47	8.74	10			.98	(6)	.95	(6)	2.04	(6)
Year ended 10/31/2005		25.02	.42	1.41	1.83	(.36)	(.05)	(.41)	26.44	7.35	8			1.02		1.00		1.61
Year ended 10/31/2004		23.10	.37	1.99	2.36	(.35)	(.09)	(.44)	25.02	10.32	6			1.06		1.06		1.50
Year ended 10/31/2003		20.16	.38	3.30	3.68	(.43)	(.31)	(.74)	23.10	18.72	3			1.07		1.07		1.80
Period from 3/7/2002 to 10/31/2002		24.93	.27	(4.67)	(4.40)	(.37)	-	(.37)	20.16	(17.78)	1			1.05	(6)	1.05	(6)	1.95	(6)
Class 529-F:
Six months ended 4/30/2006	(5)	26.52	.34	2.00	2.34	(.29)	(1.01)	(1.30)	27.56	9.03	5			.48	(6)	.45	(6)	2.51	(6)
Year ended 10/31/2005		25.08	.52	1.42	1.94	(.45)	(.05)	(.50)	26.52	7.77	3			.64		.62		1.99
Year ended 10/31/2004		23.16	.43	2.00	2.43	(.42)	(.09)	(.51)	25.08	10.58	2			.81		.80		1.75
Year ended 10/31/2003		20.22	.43	3.32	3.75	(.50)	(.31)	(.81)	23.16	19.03	1			.82		.82		1.99
Period from 9/17/2002 to 10/31/2002		20.63	.05	(.34)	(.29)	(.12)	-	(.12)	20.22	(1.42)	-		(7)	.09		.09		.26
Class R-1:
Six months ended 4/30/2006	(5)	$26.38	$.21	$1.98	$2.19	$(.15)	$(1.01)	$(1.16)	$27.41	8.51%	$14			1.47%	(6)	1.44%	(6)	1.56%	(6)
Year ended 10/31/2005		24.97	.31	1.40	1.71	(.25)	(.05)	(.30)	26.38	6.86	12			1.48		1.45		1.17
Year ended 10/31/2004		23.06	.26	1.99	2.25	(.25)	(.09)	(.34)	24.97	9.83	10			1.51		1.49		1.07
Year ended 10/31/2003		20.17	.26	3.33	3.59	(.39)	(.31)	(.70)	23.06	18.19	4			1.65		1.50		1.18
Period from 6/11/2002 to 10/31/2002		23.56	.12	(3.29)	(3.17)	(.22)	-	(.22)	20.17	(13.50)	-		(7)	1.24		.58		.60
Class R-2:
Six months ended 4/30/2006	(5)	26.36	.21	1.98	2.19	(.16)	(1.01)	(1.17)	27.38	8.49	119			1.61	(6)	1.42	(6)	1.58	(6)
Year ended 10/31/2005		24.95	.31	1.41	1.72	(.26)	(.05)	(.31)	26.36	6.90	99			1.65		1.42		1.19
Year ended 10/31/2004		23.05	.27	1.99	2.26	(.27)	(.09)	(.36)	24.95	9.86	64			1.76		1.45		1.10
Year ended 10/31/2003		20.17	.29	3.28	3.57	(.38)	(.31)	(.69)	23.05	18.10	32			1.86		1.47		1.35
Period from 5/31/2002 to 10/31/2002		24.35	.14	(4.10)	(3.96)	(.22)	-	(.22)	20.17	(16.31)	3			.75		.61		.67
Class R-3:
Six months ended 4/30/2006	(5)	26.41	.27	1.99	2.26	(.22)	(1.01)	(1.23)	27.44	8.75	205			.99	(6)	.96	(6)	2.04	(6)
Year ended 10/31/2005		25.00	.44	1.40	1.84	(.38)	(.05)	(.43)	26.41	7.37	181			.98		.96		1.65
Year ended 10/31/2004		23.09	.37	1.99	2.36	(.36)	(.09)	(.45)	25.00	10.32	113			1.05		1.04		1.49
Year ended 10/31/2003		20.18	.37	3.30	3.67	(.45)	(.31)	(.76)	23.09	18.64	32			1.14		1.08		1.72
Period from 6/6/2002 to 10/31/2002		23.70	.17	(3.44)	(3.27)	(.25)	-	(.25)	20.18	(13.87)	2			.53		.43		.83
Class R-4:
Six months ended 4/30/2006	(5)	26.48	.31	2.00	2.31	(.26)	(1.01)	(1.27)	27.52	8.92	53			.69	(6)	.66	(6)	2.34	(6)
Year ended 10/31/2005		25.06	.51	1.41	1.92	(.45)	(.05)	(.50)	26.48	7.69	43			.69		.67		1.94
Year ended 10/31/2004		23.14	.46	1.99	2.45	(.44)	(.09)	(.53)	25.06	10.69	34			.70		.70		1.86
Year ended 10/31/2003		20.19	.44	3.32	3.76	(.50)	(.31)	(.81)	23.14	19.14	16			.73		.72		2.03
Period from 6/27/2002 to 10/31/2002		22.95	.17	(2.79)	(2.62)	(.14)	-	(.14)	20.19	(11.43)	-		(7)	.53		.25		.84
Class R-5:
Six months ended 4/30/2006	(5)	26.53	.35	2.00	2.35	(.30)	(1.01)	(1.31)	27.57	9.07	236			.38	(6)	.36	(6)	2.64	(6)
Year ended 10/31/2005		25.10	.58	1.43	2.01	(.53)	(.05)	(.58)	26.53	8.05	198			.39		.36		2.22
Year ended 10/31/2004		23.17	.53	2.00	2.53	(.51)	(.09)	(.60)	25.10	11.04	62			.39		.39		2.18
Year ended 10/31/2003		20.21	.54	3.29	3.83	(.56)	(.31)	(.87)	23.17	19.50	52			.41		.41		2.53
Period from 5/15/2002 to 10/31/2002		24.66	.26	(4.43)	(4.17)	(.28)	-	(.28)	20.21	(16.98)	41			.18		.18		1.22

	Six months ended April 30,	Year ended October 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	8%	22%	17%	24%	31%	45%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005, through April 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2005	Ending account value 4/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,090.04	$2.90	.56%
Class A -- assumed 5% return	1,000.00	1,022.02	2.81	.56
Class B -- actual return	1,000.00	1,085.21	6.98	1.35
Class B -- assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class C -- actual return	1,000.00	1,085.11	7.24	1.40
Class C -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F -- actual return	1,000.00	1,089.69	3.11	.60
Class F -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-A -- actual return	1,000.00	1,088.95	3.31	.64
Class 529-A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-B -- actual return	1,000.00	1,084.71	7.65	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	1,084.74	7.55	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E -- actual return	1,000.00	1,087.43	4.92	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F -- actual return	1,000.00	1,090.27	2.33	.45
Class 529-F -- assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 -- actual return	1,000.00	1,085.13	7.44	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,084.85	7.34	1.42
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-3 -- actual return	1,000.00	1,087.50	4.97	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 -- actual return	1,000.00	1,089.21	3.42	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,090.67	1.87	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, the board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the administrative, legal and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the fund’s investment results in light of the fund’s unique, balanced pursuit of three investment objectives (current income, preservation of principal and growth of capital). They compared the fund’s total returns to the Lipper Multi-Cap Value Funds Index (the Lipper category which includes the fund) and the Lipper Growth & Income Funds Index (another relevant Lipper category given the fund’s blended investment objectives which might lead some to characterize it as a conservative growth and income fund). The board and the committee noted that the fund’s investment results approximated or exceeded both indexes for each of the five- and 10-year periods ended October 31, 2005, although the fund’s results trailed both indexes for the one-year period ended October 31, 2005. However, they also reviewed information prepared by CRMC suggesting that the fund’s returns were achieved for materially less risks (measured by reference to volatility). As further confirmation of the fund’s commitment to a relatively conservative blend of investment objectives, the board and the committee also observed that, for the annual period ended October 31, 2005, the fund ranked second in yield among all 29 funds in the Lipper Multi-Cap Value Funds Index, and third in yield among all 30 funds in the Lipper Growth & Income Fund Index.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds in both the Lipper Multi-Cap Value Funds Index and the Lipper Growth & Income Funds Index. The board and the committee observed that the fund’s advisory fees and total expenses (each as a percentage of average net assets) were well below the median fee and expense levels of the other funds in both indexes. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including: fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund. The board and the committee concluded that the nature, extent and quality of services provided by CRMC, including its investment record, the fund’s cost structure and low level of fees, benefit and are in the best interests of the fund and, along with the consideration of other factors, support approval of the agreement.

Offices of the fund and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2006, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
> American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds               Capital Research and Management             Capital International                Capital Guardian                Capital Bank and Trust

Lit. No. MFGESR-903-0606P

Litho in USA BC/CG/8079-S4898

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

American Mutual Fund®
Investment portfolio

April 30, 2006

unaudited

Common stocks — 84.47%	Shares	Market value (000)

ENERGY — 7.53%
BJ Services Co.	1,800,000	$68,490
Chevron Corp.	3,371,177	205,709
ConocoPhillips	3,203,178	214,293
Devon Energy Corp.	2,000,000	120,220
Exxon Mobil Corp.	3,520,000	222,041
Halliburton Co.	1,200,000	93,780
Marathon Oil Corp.	4,000,000	317,440
Schlumberger Ltd.	880,400	60,871
Sunoco, Inc.	500,000	40,520
		1,343,364

MATERIALS — 4.39%
Air Products and Chemicals, Inc.	1,361,400	93,283
Alcoa Inc.	1,750,000	59,115
Ashland Inc.	900,000	59,238
Dow Chemical Co.	750,000	30,458
E.I. du Pont de Nemours and Co.	2,400,000	105,840
International Paper Co.	2,350,000	85,422
MeadWestvaco Corp.	4,588,000	130,804
PPG Industries, Inc.	750,000	50,340
Praxair, Inc.	1,400,000	78,582
Sonoco Products Co.	1,784,000	55,875
Weyerhaeuser Co.	500,000	35,235
		784,192

INDUSTRIALS — 12.96%
3M Co.	700,000	59,801
Avery Dennison Corp.	2,825,000	176,563
Boeing Co.	500,000	41,725
Caterpillar Inc.	700,000	53,018
Emerson Electric Co.	1,350,000	114,683
General Dynamics Corp.	770,000	50,527
General Electric Co.	12,500,000	432,375
Lockheed Martin Corp.	1,200,000	91,080
Manpower Inc.	1,750,000	114,013
Norfolk Southern Corp.	5,082,000	274,428
Northrop Grumman Corp.	1,550,000	103,695
Pitney Bowes Inc.	1,850,000	77,422
R.R. Donnelley & Sons Co.	4,004,000	134,895
Tyco International Ltd.	6,031,200	158,922
Union Pacific Corp.	350,000	31,923
United Parcel Service, Inc.	1,450,000	117,551
United Technologies Corp.	3,400,000	213,554
Waste Management, Inc.	1,800,000	67,428
		2,313,603

CONSUMER DISCRETIONARY — 10.95%
Carnival Corp., units	875,000	40,968
Clear Channel Communications, Inc.	4,500,000	128,385
Dollar General Corp.	7,000,000	122,220
E.W. Scripps Co.	2,000,000	92,160
Gannett Co., Inc.	500,000	27,500
Gap, Inc.	1,500,000	27,135
General Motors Corp.	3,165,000	72,415
Harley-Davidson Motor Co.	1,200,000	61,008
Home Depot, Inc.	1,350,000	53,905
Johnson Controls, Inc.	3,145,600	256,524
Leggett & Platt, Inc.	5,945,000	157,721
Lowe’s Companies, Inc.	2,490,800	157,045
Magna International Inc.	1,180,000	92,571
Mattel, Inc.	6,000,000	97,080
NIKE, Inc.	300,000	24,552
Omnicom Group Inc.	750,000	67,507
ServiceMaster Co.	4,450,000	53,578
Target Corp.	2,787,000	147,990
TJX Companies, Inc.	6,850,000	165,290
VF Corp.	1,150,000	70,369
Walt Disney Co.	1,400,000	39,144
		1,955,067

CONSUMER STAPLES — 5.05%
Avon Products, Inc.	2,854,700	93,092
Coca-Cola Co.	3,800,000	159,448
General Mills, Inc.	750,000	37,005
H.J. Heinz Co.	3,523,700	146,269
Kimberly-Clark Corp.	1,110,000	64,968
Kraft Foods Inc.	1,250,000	39,050
PepsiCo, Inc.	2,370,000	138,029
Sara Lee Corp.	1,500,000	26,805
Walgreen Co.	2,100,000	88,053
Wal-Mart Stores, Inc.	2,400,000	108,072
		900,791

HEALTH CARE — 7.61%
Abbott Laboratories	6,300,000	269,262
Becton, Dickinson and Co.	600,000	37,824
Bristol-Myers Squibb Co.	8,532,200	216,547
Eli Lilly and Co.	4,330,000	229,144
Johnson & Johnson	600,000	35,166
McKesson Corp.	104,876	5,096
Medtronic, Inc.	2,007,000	100,591
Merck & Co., Inc.	4,750,000	163,495
Pfizer Inc	1,950,000	49,393
Schering-Plough Corp.	3,975,000	76,797
Wyeth	3,598,000	175,115
		1,358,430

FINANCIALS — 15.88%
Allstate Corp.	1,200,000	67,788
American International Group, Inc.	2,829,000	184,592
Aon Corp.	2,750,000	115,252
Arthur J. Gallagher & Co.	1,500,000	41,160
Bank of America Corp.	4,832,812	241,254
Bank of New York Co., Inc.	3,250,000	114,238
Citigroup Inc.	7,910,000	395,105
Fannie Mae	5,135,000	259,831
Freddie Mac	3,150,000	192,339
Huntington Bancshares Inc.	2,500,000	60,375
J.P. Morgan Chase & Co.	5,446,000	247,139
Lincoln National Corp.	1,167,900	67,832
Marsh & McLennan Companies, Inc.	1,600,300	49,081
St. Paul Travelers Companies, Inc.	3,650,000	160,710
SunTrust Banks, Inc.	1,525,000	117,928
U.S. Bancorp	3,650,000	114,756
UnumProvident Corp.	6,400,000	129,984
Washington Mutual, Inc.	3,550,000	159,963
Wells Fargo & Co.	1,668,750	114,626
		2,833,953

INFORMATION TECHNOLOGY — 6.99%
Automatic Data Processing, Inc.	750,000	33,060
First Data Corp.	1,200,000	57,228
Hewlett-Packard Co.	6,600,000	214,302
Intel Corp.	1,900,000	37,962
International Business Machines Corp.	4,035,000	332,242
Linear Technology Corp.	1,050,000	37,275
Microchip Technology Inc.	4,944,625	184,237
Microsoft Corp.	7,150,000	172,672
Oracle Corp.[1]	6,600,000	96,294
Texas Instruments Inc.	2,400,000	83,304
		1,248,576

TELECOMMUNICATION SERVICES — 4.95%
ALLTEL Corp.	1,000,000	64,370
AT&T Inc.	10,505,676	275,354
BellSouth Corp.	10,000,000	337,800
Sprint Nextel Corp.	4,300,000	106,640
Verizon Communications Inc.	3,000,000	99,090
		883,254

UTILITIES — 5.90%
Ameren Corp.	1,883,680	94,881
American Electric Power Co., Inc.	2,935,000	98,205
Dominion Resources, Inc.	850,000	63,639
Duke Energy Corp.	4,800,000	139,776
Exelon Corp.	2,548,400	137,614
FirstEnergy Corp.	1,620,000	82,150
PPL Corp.	1,724,000	50,065
Progress Energy, Inc.	950,000	40,660
Public Service Enterprise Group Inc.	800,000	50,160
Questar Corp.	1,500,000	120,075
Southern Co.	2,700,000	87,021
Xcel Energy Inc.	4,745,000	89,396
		1,053,642

MISCELLANEOUS — 2.26%
Other common stocks in initial period of acquisition		402,990

Total common stocks (cost: $11,766,501,000)		15,077,862

Convertible securities — 0.21%

CONSUMER DISCRETIONARY — 0.12%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	756,430	21,104

FINANCIALS — 0.09%
XL Capital Ltd. 6.50% ACES convertible preferred 2007, units	700,000 units	15,442

Total convertible securities (cost: $57,313,000)		36,546

	Principal amount
Bonds & notes — 0.23%	(000)

UTILITIES — 0.06%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	$9,960	9,954

MORTGAGE-BACKED OBLIGATIONS — 0.03%
Fannie Mae 6.00% 2017[2]	5,984	6,061

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.14%
Fannie Mae 5.00% 2007	25,000	24,955

Total bonds & notes (cost: $40,903,000)		40,970

Short-term securities — 15.43%

3M Co. 4.65%-4.82% due 5/22-6/15/2006	68,300	68,026
Abbott Laboratories Inc. 4.75% due 5/11/2006[3]	50,000	49,927
Atlantic Industries 4.54%-4.86% due 5/5-6/19/2006[3]	106,700	106,174
Coca-Cola Co. 4.62% due 5/26/2006	50,000	49,834
Bank of America Corp. 4.685%-4.91% due 5/25-6/7/2006	125,200	124,628
Bank of New York Co., Inc. 4.72% due 5/8/2006	50,000	49,948
Becton, Dickinson and Co. 4.88% due 6/22/2006	20,000	19,856
CAFCO, LLC 4.61% due 5/16/2006[3]	25,800	25,746
Caterpillar Financial Services Corp. 4.73%-4.83% due 5/18-6/26/2006	90,000	89,585
Chevron Funding Corp. 4.64% due 5/4/2006	10,100	10,095
Colgate-Palmolive Co. 4.80%-4.81% due 5/23-5/26/2006[3]	50,000	49,836
Concentrate Manufacturing Co. of Ireland 4.73% due 5/2-5/4/2006[3]	56,800	56,773
DuPont (E.I.) de Nemours & Co. 4.63%-4.71% due 5/4-5/10/2006[3]	75,000	74,922
Edison Asset Securitization LLC 4.77%-4.80% due 6/8-6/9/2006[3]	84,000	83,568
General Electric Capital Services, Inc. 4.63% due 5/1/2006	50,000	49,994
Fannie Mae 4.57%-4.69% due 5/8-6/14/2006	106,000	105,691
FCAR Owner Trust I 4.81% due 6/2/2006	15,500	15,434
Federal Farm Credit Banks 4.54%-4.81% due 5/3-7/18/2006	118,000	117,121
Federal Home Loan Bank 4.54%-4.81% due 5/17-6/23/2006	209,300	208,345
Freddie Mac 4.37%-4.67% due 5/9-5/25/2006	186,485	186,055
Gannett Co. 4.85% due 5/19/2006[3]	50,000	49,872
Harvard University 4.78% due 6/7/2006	30,000	29,848
Hershey Co. 4.64%-4.75% due 5/2-5/12/2006[3]	69,500	69,417
IBM Capital Inc. 4.82% due 5/24/2006[3]	50,000	49,839
International Lease Finance Corp. 4.71% due 5/1-5/22/2006	78,896	78,777
Kimberly-Clark Worldwide Inc. 4.70%--4.78% due 5/5-5/22/2006[3]	65,000	64,904
NetJets Inc. 4.77% due 5/23/2006[3]	29,000	28,911
Park Avenue Receivables Co., LLC 4.76% due 5/2/2006[3]	25,000	24,993
Preferred Receivables Funding Corp. 4.72%-4.75% due 5/3-5/18/2006[3]	105,000	104,812
Procter & Gamble Co. 4.71%-4.73% due 5/2-5/3/2006[3]	150,000	149,948
State Street Corp. 4.93% due 6/16/2006	80,000	79,462
U.S. Treasury Bills 4.575% due 6/1/2006	50,400	50,186
Variable Funding Capital Corp. 4.63%-4.77% due 5/4-5/22/2006[3]	117,900	117,670
Wal-Mart Stores Inc. 4.71%-4.85% due 5/9-6/20/2006[3]	136,500	135,763
Wells Fargo Bank, N.A. 4.76%-4.92% due 5/10-6/29/2006	163,000	162,991
Wm. Wrigley Jr. Co. 4.91% due 7/12/2006[3]	15,000	14,849

Total short-term securities (cost: $2,753,897,000)		2,753,800

Total investment securities (cost: $14,618,614,000)		17,909,178
Other assets less liabilities		(60,003)

Net assets		$17,849,175

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
3Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,257,924,000, which represented 7.05% of the net assets of the fund.

MFGEFP-903-0606-S445

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: July 7, 2006

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and PFO

Date: July 7, 2006